Fees and Expenses	May 31, 2025
Nuveen Lifecycle Retirement Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 285 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 84 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Retirement Income Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Retirement Income Fund		Class A	Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.13%	0.16%	0.08%	0.08%	0.33%
Acquired Fund Fees and Expenses	[2],[3]	0.13%	0.13%	0.13%	0.13%	0.13%
Expenses (as a percentage of Assets)		0.89%	0.67%	0.74%	0.59%	0.84%
Fee Waiver or Reimbursement	[4],[5]	(0.27%)	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Net Expenses (as a percentage of Assets)		0.62%	0.45%	0.52%	0.37%	0.62%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2028, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive an additional 0.059% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the
Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.250% of average daily net assets for Class A shares; (ii) 0.150% of average daily net assets for Class I shares; (iii) 0.150% of average daily net assets for Premier Class shares; (iv) 0.000% of average daily net assets for Class R6 shares; and (v) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Retirement Income Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 635	$ 46	$ 53	$ 38	$ 63
Expense Example, with Redemption, 3 Years	797	171	193	145	225
Expense Example, with Redemption, 5 Years	995	330	368	286	423
Expense Example, with Redemption, 10 Years	$ 1,566	$ 793	$ 877	$ 696	$ 997

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	13.00%
Nuveen Lifecycle Retirement Income Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Retirement Income Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Retirement Income Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Retirement Income Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Retirement Income Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2010 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2010 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2010 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.13%	0.05%	0.05%	0.30%
Acquired Fund Fees and Expenses	[2],[3]	0.12%	0.12%	0.12%	0.12%
Expenses (as a percentage of Assets)		0.64%	0.71%	0.56%	0.81%
Fee Waiver or Reimbursement	[4],[5]	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Net Expenses (as a percentage of Assets)		0.44%	0.51%	0.36%	0.61%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2028, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive an additional 0.066% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the
Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2010 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 45	$ 52	$ 37	$ 62
Expense Example, with Redemption, 3 Years	163	185	138	217
Expense Example, with Redemption, 5 Years	316	354	271	409
Expense Example, with Redemption, 10 Years	$ 759	$ 843	$ 662	$ 963

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	13.00%
Nuveen Lifecycle 2010 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2010 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2010 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2010 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2015 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2015 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2015 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.12%	0.04%	0.04%	0.29%
Acquired Fund Fees and Expenses	[2],[3]	0.14%	0.14%	0.14%	0.14%
Expenses (as a percentage of Assets)		0.65%	0.72%	0.57%	0.82%
Fee Waiver or Reimbursement	[4],[5]	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Net Expenses (as a percentage of Assets)		0.45%	0.52%	0.37%	0.62%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2028, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive an additional 0.070% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the
Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2015 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 46	$ 53	$ 38	$ 63
Expense Example, with Redemption, 3 Years	166	188	141	220
Expense Example, with Redemption, 5 Years	321	359	277	414
Expense Example, with Redemption, 10 Years	$ 771	$ 855	$ 674	$ 975

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%
Nuveen Lifecycle 2015 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2015 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2015 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2015 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2020 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2020 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2020 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.11%	0.03%	0.03%	0.28%
Acquired Fund Fees and Expenses	[2],[3]	0.16%	0.16%	0.16%	0.16%
Expenses (as a percentage of Assets)		0.66%	0.73%	0.58%	0.83%
Fee Waiver or Reimbursement	[4],[5]	(0.19%)	(0.19%)	(0.19%)	(0.19%)
Net Expenses (as a percentage of Assets)		0.47%	0.54%	0.39%	0.64%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2028, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive an additional 0.072% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the
Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2020 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 48	$ 55	$ 40	$ 65
Expense Example, with Redemption, 3 Years	170	193	145	224
Expense Example, with Redemption, 5 Years	328	366	283	421
Expense Example, with Redemption, 10 Years	$ 784	$ 868	$ 687	$ 988

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%
Nuveen Lifecycle 2020 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2020 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2020 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2020 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2025 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2025 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2025 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.11%	0.03%	0.03%	0.28%
Acquired Fund Fees and Expenses	[2],[3]	0.16%	0.16%	0.16%	0.16%
Expenses (as a percentage of Assets)		0.66%	0.73%	0.58%	0.83%
Fee Waiver or Reimbursement	[4],[5]	(0.19%)	(0.19%)	(0.19%)	(0.19%)
Net Expenses (as a percentage of Assets)		0.47%	0.54%	0.39%	0.64%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2028, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive an additional 0.074% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the
Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2025 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 48	$ 55	$ 40	$ 65
Expense Example, with Redemption, 3 Years	170	193	145	224
Expense Example, with Redemption, 5 Years	328	366	283	421
Expense Example, with Redemption, 10 Years	$ 784	$ 868	$ 687	$ 988

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
Nuveen Lifecycle 2025 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2025 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2025 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2025 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2030 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2030 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2030 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.39%	0.39%	0.39%	0.39%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.11%	0.03%	0.03%	0.28%
Acquired Fund Fees and Expenses	[2],[3]	0.18%	0.18%	0.18%	0.18%
Expenses (as a percentage of Assets)		0.68%	0.75%	0.60%	0.85%
Fee Waiver or Reimbursement	[4],[5]	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Net Expenses (as a percentage of Assets)		0.48%	0.55%	0.40%	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2028, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive an additional 0.086% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the
Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2030 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 49	$ 56	$ 41	$ 66
Expense Example, with Redemption, 3 Years	176	198	150	230
Expense Example, with Redemption, 5 Years	338	376	293	431
Expense Example, with Redemption, 10 Years	$ 807	$ 891	$ 710	$ 1,010

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	13.00%
Nuveen Lifecycle 2030 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2030 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2030 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2030 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2035 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2035 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2035 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.10%	0.02%	0.02%	0.27%
Acquired Fund Fees and Expenses	[2],[3]	0.19%	0.19%	0.19%	0.19%
Expenses (as a percentage of Assets)		0.69%	0.76%	0.61%	0.86%
Fee Waiver or Reimbursement	[4],[5]	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Net Expenses (as a percentage of Assets)		0.49%	0.56%	0.41%	0.66%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2028, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive an additional 0.087% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the
Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2035 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 50	$ 57	$ 42	$ 67
Expense Example, with Redemption, 3 Years	179	201	153	233
Expense Example, with Redemption, 5 Years	343	381	299	436
Expense Example, with Redemption, 10 Years	$ 819	$ 903	$ 722	$ 1,022

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
Nuveen Lifecycle 2035 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2035 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2035 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2035 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2040 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2040 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2040 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.10%	0.02%	0.02%	0.27%
Acquired Fund Fees and Expenses	[2],[3]	0.22%	0.22%	0.22%	0.22%
Expenses (as a percentage of Assets)		0.72%	0.79%	0.64%	0.89%
Fee Waiver or Reimbursement	[4],[5]	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Net Expenses (as a percentage of Assets)		0.50%	0.57%	0.42%	0.67%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2028, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive an additional 0.108% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the
Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2040 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 51	$ 58	$ 43	$ 68
Expense Example, with Redemption, 3 Years	186	209	161	240
Expense Example, with Redemption, 5 Years	357	396	314	450
Expense Example, with Redemption, 10 Years	$ 853	$ 937	$ 757	$ 1,056

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
Nuveen Lifecycle 2040 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2040 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2040 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2040 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2045 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2045 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2045 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.10%	0.02%	0.02%	0.27%
Acquired Fund Fees and Expenses	[2],[3]	0.23%	0.23%	0.23%	0.23%
Expenses (as a percentage of Assets)		0.73%	0.80%	0.65%	0.90%
Fee Waiver or Reimbursement	[4],[5]	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Net Expenses (as a percentage of Assets)		0.51%	0.58%	0.43%	0.68%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2028, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive an additional 0.106% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the
Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2045 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 52	$ 59	$ 44	$ 69
Expense Example, with Redemption, 3 Years	190	212	164	243
Expense Example, with Redemption, 5 Years	363	401	319	456
Expense Example, with Redemption, 10 Years	$ 865	$ 949	$ 769	$ 1,068

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
Nuveen Lifecycle 2045 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2045 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2045 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2045 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2050 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2050 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2050 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.10%	0.02%	0.02%	0.27%
Acquired Fund Fees and Expenses	[2],[3]	0.24%	0.24%	0.24%	0.24%
Expenses (as a percentage of Assets)		0.74%	0.81%	0.66%	0.91%
Fee Waiver or Reimbursement	[4],[5]	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Net Expenses (as a percentage of Assets)		0.52%	0.59%	0.44%	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2028, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive an additional 0.105% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the
Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2050 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 53	$ 60	$ 45	$ 70
Expense Example, with Redemption, 3 Years	193	215	167	247
Expense Example, with Redemption, 5 Years	368	407	325	461
Expense Example, with Redemption, 10 Years	$ 877	$ 961	$ 781	$ 1,079

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
Nuveen Lifecycle 2050 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2050 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2050 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2050 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2055 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2055 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2055 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.11%	0.03%	0.03%	0.28%
Acquired Fund Fees and Expenses	[2],[3]	0.25%	0.25%	0.25%	0.25%
Expenses (as a percentage of Assets)		0.76%	0.83%	0.68%	0.93%
Fee Waiver or Reimbursement	[4],[5]	(0.23%)	(0.23%)	(0.23%)	(0.23%)
Net Expenses (as a percentage of Assets)		0.53%	0.60%	0.45%	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2028, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive an additional 0.105% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the
Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2055 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 54	$ 61	$ 46	$ 72
Expense Example, with Redemption, 3 Years	198	220	173	252
Expense Example, with Redemption, 5 Years	378	417	335	471
Expense Example, with Redemption, 10 Years	$ 900	$ 984	$ 804	$ 1,102

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	19.00%
Nuveen Lifecycle 2055 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2055 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2055 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2055 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2060 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2060 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2060 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.13%	0.05%	0.05%	0.30%
Acquired Fund Fees and Expenses	[2],[3]	0.25%	0.25%	0.25%	0.25%
Expenses (as a percentage of Assets)		0.78%	0.85%	0.70%	0.95%
Fee Waiver or Reimbursement	[4],[5]	(0.25%)	(0.25%)	(0.25%)	(0.25%)
Net Expenses (as a percentage of Assets)		0.53%	0.60%	0.45%	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2028, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive an additional 0.105% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the
Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2060 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 54	$ 61	$ 46	$ 72
Expense Example, with Redemption, 3 Years	202	225	177	256
Expense Example, with Redemption, 5 Years	387	426	344	480
Expense Example, with Redemption, 10 Years	$ 922	$ 1,006	$ 827	$ 1,124

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	17.00%
Nuveen Lifecycle 2060 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2060 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2060 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2060 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2065 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle 2065 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle 2065 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.40%	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.29%	0.21%	0.21%	0.46%
Acquired Fund Fees and Expenses	[2],[3]	0.25%	0.25%	0.25%	0.25%
Expenses (as a percentage of Assets)		0.94%	1.01%	0.86%	1.11%
Fee Waiver or Reimbursement	[4],[5]	(0.41%)	(0.41%)	(0.41%)	(0.41%)
Net Expenses (as a percentage of Assets)		0.53%	0.60%	0.45%	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.100% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2028, unless changed with the approval of the Board of Trustees. Advisors has also contractually agreed to waive an additional 0.106% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the
Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.150% of average daily net assets for Class I shares; (ii) 0.150% of average daily net assets for Premier Class shares; (iii) 0.000% of average daily net assets for Class R6 shares; and (iv) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle 2065 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 54	$ 61	$ 46	$ 72
Expense Example, with Redemption, 3 Years	237	259	212	291
Expense Example, with Redemption, 5 Years	459	497	415	551
Expense Example, with Redemption, 10 Years	$ 1,097	$ 1,179	$ 1,003	$ 1,295

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Portfolio Turnover, Rate	29.00%
Nuveen Lifecycle 2065 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2065 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2065 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle 2065 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index Retirement Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index Retirement Income Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index Retirement Income Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.16%	0.16%	0.16%	0.16%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.13%	0.05%	0.05%	0.30%
Acquired Fund Fees and Expenses	[3]	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.30%	0.37%	0.22%	0.47%
Fee Waiver or Reimbursement	[4],[5]	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.082% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.168% of average daily net assets for Class I shares; (ii) 0.168% of average daily net assets for Premier Class shares; (iii) 0.018% of average daily net assets for Class R6 shares; and (iv) 0.268% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index Retirement Income Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	84	107	59	139
Expense Example, with Redemption, 5 Years	157	196	112	251
Expense Example, with Redemption, 10 Years	$ 369	$ 456	$ 268	$ 580

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	23.00%
Nuveen Lifecycle Index Retirement Income Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index Retirement Income Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index Retirement Income Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index Retirement Income Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2010 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2010 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2010 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.16%	0.16%	0.16%	0.16%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.14%	0.06%	0.06%	0.31%
Acquired Fund Fees and Expenses	[3]	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.31%	0.38%	0.23%	0.48%
Fee Waiver or Reimbursement	[4],[5]	(0.13%)	(0.13%)	(0.13%)	(0.13%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.081% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.169% of average daily net assets for Class I shares; (ii) 0.169% of average daily net assets for Premier Class shares; (iii) 0.019% of average daily net assets for Class R6 shares; and (iv) 0.269% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2010 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	87	109	61	141
Expense Example, with Redemption, 5 Years	161	200	116	256
Expense Example, with Redemption, 10 Years	$ 381	$ 468	$ 280	$ 591

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	21.00%
Nuveen Lifecycle Index 2010 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2010 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2010 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2010 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2015 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2015 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2015 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.16%	0.16%	0.16%	0.16%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.12%	0.04%	0.04%	0.29%
Acquired Fund Fees and Expenses	[3]	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.29%	0.36%	0.21%	0.46%
Fee Waiver or Reimbursement	[4],[5]	(0.11%)	(0.11%)	(0.11%)	(0.11%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.080% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.170% of average daily net assets for Class I shares; (ii) 0.170% of average daily net assets for Premier Class shares; (iii) 0.020% of average daily net assets for Class R6 shares; and (iv) 0.270% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2015 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	82	105	56	137
Expense Example, with Redemption, 5 Years	152	191	107	247
Expense Example, with Redemption, 10 Years	$ 357	$ 445	$ 257	$ 569

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
Nuveen Lifecycle Index 2015 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2015 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2015 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2015 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2020 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2020 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2020 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.16%	0.16%	0.16%	0.16%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.10%	0.02%	0.02%	0.27%
Acquired Fund Fees and Expenses	[3]	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.27%	0.34%	0.19%	0.44%
Fee Waiver or Reimbursement	[4],[5]	(0.09%)	(0.09%)	(0.09%)	(0.09%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.075% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.175% of average daily net assets for Class I shares; (ii) 0.175% of average daily net assets for Premier Class shares; (iii) 0.025% of average daily net assets for Class R6 shares; and (iv) 0.275% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2020 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	78	100	52	132
Expense Example, with Redemption, 5 Years	143	182	98	237
Expense Example, with Redemption, 10 Years	$ 334	$ 422	$ 234	$ 546

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
Nuveen Lifecycle Index 2020 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2020 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2020 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2020 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2025 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2025 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2025 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.16%	0.16%	0.16%	0.16%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.10%	0.02%	0.02%	0.27%
Acquired Fund Fees and Expenses	[3]	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.27%	0.34%	0.19%	0.44%
Fee Waiver or Reimbursement	[4],[5]	(0.09%)	(0.09%)	(0.09%)	(0.09%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.071% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.179% of average daily net assets for Class I shares; (ii) 0.179% of average daily net assets for Premier Class shares; (iii) 0.029% of average daily net assets for Class R6 shares; and (iv) 0.279% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2025 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	78	100	52	132
Expense Example, with Redemption, 5 Years	143	182	98	237
Expense Example, with Redemption, 10 Years	$ 334	$ 422	$ 234	$ 546

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
Nuveen Lifecycle Index 2025 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2025 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2025 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2025 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2030 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2030 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2030 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.10%	0.02%	0.02%	0.27%
Acquired Fund Fees and Expenses	[3]	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.26%	0.33%	0.18%	0.43%
Fee Waiver or Reimbursement	[4],[5]	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.066% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.184% of average daily net assets for Class I shares; (ii) 0.184% of average daily net assets for Premier Class shares; (iii) 0.034% of average daily net assets for Class R6 shares; and (iv) 0.284% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2030 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	76	98	50	130
Expense Example, with Redemption, 5 Years	138	177	93	233
Expense Example, with Redemption, 10 Years	$ 323	$ 410	$ 222	$ 534

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	13.00%
Nuveen Lifecycle Index 2030 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2030 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2030 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2030 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2035 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2035 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2035 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.10%	0.02%	0.02%	0.27%
Acquired Fund Fees and Expenses	[3]	0.01%	0.01%	0.01%	0.01%
Expenses (as a percentage of Assets)		0.26%	0.33%	0.18%	0.43%
Fee Waiver or Reimbursement	[4],[5]	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests (excluding expenses originally incurred by Class W shares of the Underlying Funds of the Trust that have been incurred directly by the Fund, which are instead reflected in Management fees and Other expenses). These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[4]

Advisors has contractually agreed to waive 0.061% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.189% of average daily net assets for Class I shares; (ii) 0.189% of average daily net assets for Premier Class shares; (iii) 0.039% of average daily net assets for Class R6 shares; and (iv) 0.289% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2035 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	76	98	50	130
Expense Example, with Redemption, 5 Years	138	177	93	233
Expense Example, with Redemption, 10 Years	$ 323	$ 410	$ 222	$ 534

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	13.00%
Nuveen Lifecycle Index 2035 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2035 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2035 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2035 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2040 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2040 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2040 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.10%	0.02%	0.02%	0.27%
Expenses (as a percentage of Assets)		0.25%	0.32%	0.17%	0.42%
Fee Waiver or Reimbursement	[3],[4]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

Advisors has contractually agreed to waive 0.056% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.194% of average daily net assets for Class I shares; (ii) 0.194% of average daily net assets for Premier Class shares; (iii) 0.044% of average daily net assets for Class R6 shares; and (iv) 0.294% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2040 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	73	96	48	128
Expense Example, with Redemption, 5 Years	134	173	89	228
Expense Example, with Redemption, 10 Years	$ 311	$ 399	$ 210	$ 523

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
Nuveen Lifecycle Index 2040 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2040 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2040 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2040 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2045 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2045 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2045 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.10%	0.02%	0.02%	0.27%
Expenses (as a percentage of Assets)		0.25%	0.32%	0.17%	0.42%
Fee Waiver or Reimbursement	[3],[4]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

Advisors has contractually agreed to waive 0.055% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.195% of average daily net assets for Class I shares; (ii) 0.195% of average daily net assets for Premier Class shares; (iii) 0.045% of average daily net assets for Class R6 shares; and (iv) 0.295% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2045 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	73	96	48	128
Expense Example, with Redemption, 5 Years	134	173	89	228
Expense Example, with Redemption, 10 Years	$ 311	$ 399	$ 210	$ 523

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%
Nuveen Lifecycle Index 2045 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2045 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2045 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2045 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2050 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2050 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2050 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.10%	0.02%	0.02%	0.27%
Expenses (as a percentage of Assets)		0.25%	0.32%	0.17%	0.42%
Fee Waiver or Reimbursement	[3],[4]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

Advisors has contractually agreed to waive 0.054% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.196% of average daily net assets for Class I shares; (ii) 0.196% of average daily net assets for Premier Class shares; (iii) 0.046% of average daily net assets for Class R6 shares; and (iv) 0.296% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2050 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	73	96	48	128
Expense Example, with Redemption, 5 Years	134	173	89	228
Expense Example, with Redemption, 10 Years	$ 311	$ 399	$ 210	$ 523

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
Nuveen Lifecycle Index 2050 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2050 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2050 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2050 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2055 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2055 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2055 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.10%	0.02%	0.02%	0.27%
Expenses (as a percentage of Assets)		0.25%	0.32%	0.17%	0.42%
Fee Waiver or Reimbursement	[3],[4]	(0.07%)	(0.07%)	(0.07%)	(0.07%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

Advisors has contractually agreed to waive 0.054% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.196% of average daily net assets for Class I shares; (ii) 0.196% of average daily net assets for Premier Class shares; (iii) 0.046% of average daily net assets for Class R6 shares; and (iv) 0.296% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2055 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	73	96	48	128
Expense Example, with Redemption, 5 Years	134	173	89	228
Expense Example, with Redemption, 10 Years	$ 311	$ 399	$ 210	$ 523

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
Nuveen Lifecycle Index 2055 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2055 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2055 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2055 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2060 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2060 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2060 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.11%	0.03%	0.03%	0.28%
Expenses (as a percentage of Assets)		0.26%	0.33%	0.18%	0.43%
Fee Waiver or Reimbursement	[3],[4]	(0.08%)	(0.08%)	(0.08%)	(0.08%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

Advisors has contractually agreed to waive 0.054% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.196% of average daily net assets for Class I shares; (ii) 0.196% of average daily net assets for Premier Class shares; (iii) 0.046% of average daily net assets for Class R6 shares; and (iv) 0.296% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2060 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	76	98	50	130
Expense Example, with Redemption, 5 Years	138	177	93	233
Expense Example, with Redemption, 10 Years	$ 323	$ 410	$ 222	$ 534

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
Nuveen Lifecycle Index 2060 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2060 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2060 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2060 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2065 Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifecycle Index 2065 Fund	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%
Maximum Account Fee (as a percentage of Assets)	0.00%	0.00%	0.00%	0.00%

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifecycle Index 2065 Fund		Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)	[1],[2]	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):	[1],[2]	0.15%	0.07%	0.07%	0.33%
Expenses (as a percentage of Assets)		0.30%	0.37%	0.22%	0.48%
Fee Waiver or Reimbursement	[3],[4]	(0.12%)	(0.12%)	(0.12%)	(0.13%)
Net Expenses (as a percentage of Assets)		0.18%	0.25%	0.10%	0.35%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]

Portions of the Management fees and Other expenses are based on expenses originally incurred by Class W shares of the Underlying Funds (as defined below) of the Trust, which have been incurred directly by the Fund pursuant to certain contractual arrangements intended to reallocate directly to the Fund certain fees and expenses that had been paid by the Underlying Funds of the Trust. For additional information, please see the “Management of the Funds” section of this Prospectus.

[2]	Restated to reflect estimate for the current fiscal year.
[3]

Advisors has contractually agreed to waive 0.054% of the Fund’s Management fee. This waiver will remain in effect through at least September 30, 2026, unless changed with the approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and any expenses originally attributable to Class W shares of the Underlying Funds of the Trust that were incurred directly by the Fund) that exceed: (i) 0.196% of average daily net assets for Class I shares; (ii) 0.196% of average daily net assets for Premier Class shares; (iii) 0.046% of average daily net assets for Class R6 shares; and (iv) 0.296% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the durations noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifecycle Index 2065 Fund - USD ($)	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 18	$ 26	$ 10	$ 36
Expense Example, with Redemption, 3 Years	84	107	59	141
Expense Example, with Redemption, 5 Years	157	196	112	256
Expense Example, with Redemption, 10 Years	$ 369	$ 456	$ 268	$ 591

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
Nuveen Lifecycle Index 2065 Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2065 Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2065 Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifecycle Index 2065 Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 123 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 84 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifestyle Income Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifestyle Income Fund		Class A	Class I		Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.10%	0.10%		0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	0.00%		0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.32%	0.36%	[1]	0.33%	0.27%	0.51%
Acquired Fund Fees and Expenses	[1],[2]	0.34%	0.34%		0.34%	0.34%	0.34%
Expenses (as a percentage of Assets)		1.01%	0.80%		0.92%	0.71%	0.95%
Fee Waiver or Reimbursement	[3]	(0.27%)	(0.26%)		(0.33%)	(0.27%)	(0.26%)
Net Expenses (as a percentage of Assets)		0.74%	0.54%		0.59%	0.44%	0.69%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026		September 30, 2026	September 30, 2026	September 30, 2026
[1]	Restated to reflect estimate for the current fiscal year.
[2]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.450% of average daily net assets for Class A shares; (ii) 0.250% of average daily net assets for Class I shares; (iii) 0.250% of average daily net assets for Premier Class shares; (iv) 0.100% of average daily net assets for Class R6 shares; and (v) 0.350% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifestyle Income Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 646	$ 55	$ 60	$ 45	$ 70
Expense Example, with Redemption, 3 Years	853	229	260	200	277
Expense Example, with Redemption, 5 Years	1,076	419	477	368	500
Expense Example, with Redemption, 10 Years	$ 1,717	$ 966	$ 1,101	$ 857	$ 1,143

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
Nuveen Lifestyle Income Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Income Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Income Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Income Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Income Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Conservative Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 123 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 84 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifestyle Conservative Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifestyle Conservative Fund		Class A	Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.12%	0.14%	0.20%	0.07%	0.32%
Acquired Fund Fees and Expenses	[1],[2]	0.40%	0.40%	0.40%	0.40%	0.40%
Expenses (as a percentage of Assets)		0.87%	0.64%	0.85%	0.57%	0.82%
Fee Waiver or Reimbursement	[3]	(0.07%)	(0.06%)	(0.20%)	(0.07%)	(0.07%)
Net Expenses (as a percentage of Assets)		0.80%	0.58%	0.65%	0.50%	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]	Restated to reflect estimate for the current fiscal year.
[2]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.450% of average daily net assets for Class A shares; (ii) 0.250% of average daily net assets for Class I shares; (iii) 0.250% of average daily net assets for Premier Class shares; (iv) 0.100% of average daily net assets for Class R6 shares; and (v) 0.350% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifestyle Conservative Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 652	$ 59	$ 66	$ 51	$ 77
Expense Example, with Redemption, 3 Years	830	199	251	176	255
Expense Example, with Redemption, 5 Years	1,023	351	452	311	448
Expense Example, with Redemption, 10 Years	$ 1,580	$ 793	$ 1,030	$ 707	$ 1,007

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	13.00%
Nuveen Lifestyle Conservative Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Conservative Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Conservative Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Conservative Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Conservative Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Moderate Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 123 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 84 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifestyle Moderate Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifestyle Moderate Fund		Class A	Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.10%	0.12%	0.14%	0.04%	0.29%
Acquired Fund Fees and Expenses	[1],[2]	0.46%	0.46%	0.46%	0.46%	0.46%
Expenses (as a percentage of Assets)		0.91%	0.68%	0.85%	0.60%	0.85%
Fee Waiver or Reimbursement	[3]	(0.04%)	(0.04%)	(0.14%)	(0.04%)	(0.04%)
Net Expenses (as a percentage of Assets)		0.87%	0.64%	0.71%	0.56%	0.81%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]	Restated to reflect estimate for the current fiscal year.
[2]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.450% of average daily net assets for Class A shares; (ii) 0.250% of average daily net assets for Class I shares; (iii) 0.250% of average daily net assets for Premier Class shares; (iv) 0.100% of average daily net assets for Class R6 shares; and (v) 0.350% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifestyle Moderate Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 659	$ 65	$ 73	$ 57	$ 83
Expense Example, with Redemption, 3 Years	845	214	257	188	267
Expense Example, with Redemption, 5 Years	1,046	375	458	331	467
Expense Example, with Redemption, 10 Years	$ 1,627	$ 843	$ 1,036	$ 746	$ 1,045

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	14.00%
Nuveen Lifestyle Moderate Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Moderate Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Moderate Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Moderate Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Moderate Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 123 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 84 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifestyle Growth Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifestyle Growth Fund		Class A	Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.14%	0.14%	0.16%	0.08%	0.32%
Acquired Fund Fees and Expenses	[1],[2]	0.51%	0.51%	0.51%	0.51%	0.51%
Expenses (as a percentage of Assets)		1.00%	0.75%	0.92%	0.69%	0.93%
Fee Waiver or Reimbursement	[3]	(0.08%)	(0.07%)	(0.16%)	(0.08%)	(0.07%)
Net Expenses (as a percentage of Assets)		0.92%	0.68%	0.76%	0.61%	0.86%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]	Restated to reflect estimate for the current fiscal year.
[2]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.450% of average daily net assets for Class A shares; (ii) 0.250% of average daily net assets for Class I shares; (iii) 0.250% of average daily net assets for Premier Class shares; (iv) 0.100% of average daily net assets for Class R6 shares; and (v) 0.350% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifestyle Growth Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 663	$ 69	$ 78	$ 62	$ 88
Expense Example, with Redemption, 3 Years	868	233	277	213	289
Expense Example, with Redemption, 5 Years	1,088	410	494	376	508
Expense Example, with Redemption, 10 Years	$ 1,722	$ 924	$ 1,117	$ 851	$ 1,137

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	15.00%
Nuveen Lifestyle Growth Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Growth Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Growth Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Growth Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Growth Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Aggressive Growth Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 123 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 84 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Lifestyle Aggressive Growth Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Lifestyle Aggressive Growth Fund		Class A	Class I	Premier Class	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.15%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.17%	0.18%	0.13%	0.09%	0.34%
Acquired Fund Fees and Expenses	[1],[2]	0.56%	0.56%	0.56%	0.56%	0.56%
Expenses (as a percentage of Assets)		1.08%	0.84%	0.94%	0.75%	1.00%
Fee Waiver or Reimbursement	[3]	(0.09%)	(0.08%)	(0.13%)	(0.09%)	(0.09%)
Net Expenses (as a percentage of Assets)		0.99%	0.76%	0.81%	0.66%	0.91%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026	September 30, 2026
[1]	Restated to reflect estimate for the current fiscal year.
[2]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.450% of average daily net assets for Class A shares; (ii) 0.250% of average daily net assets for Class I shares; (iii) 0.250% of average daily net assets for Premier Class shares; (iv) 0.100% of average daily net assets for Class R6 shares; and (v) 0.350% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Lifestyle Aggressive Growth Fund - USD ($)	Class A	Class I	Premier Class	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 670	$ 78	$ 83	$ 67	$ 93
Expense Example, with Redemption, 3 Years	890	260	287	231	309
Expense Example, with Redemption, 5 Years	1,128	458	507	408	544
Expense Example, with Redemption, 10 Years	$ 1,809	$ 1,030	$ 1,143	$ 922	$ 1,216

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
Nuveen Lifestyle Aggressive Growth Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Aggressive Growth Fund | Class I
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Aggressive Growth Fund | Premier Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Aggressive Growth Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Lifestyle Aggressive Growth Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Managed Allocation Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, when buying or selling shares of the Fund, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen mutual funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “How You Can Buy and Sell Shares” on page 64 of the Fund’s Prospectus and “Purchase and Redemption of Fund Shares” on page 84 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in the appendix to the Fund’s Prospectus entitled “Variations in Sales Charge Reductions and Waivers Available Through Certain Intermediaries.”

Shareholder Fees Caption [Optional Text]	SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees - Nuveen Managed Allocation Fund - USD ($)	Class A	Class R6	Retirement Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	0.00%	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	0.00%	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%	0.00%	0.00%
Shareholder Fee, Other	$ 15.00	$ 0	$ 0

Operating Expenses Caption [Optional Text]	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Nuveen Managed Allocation Fund		Class A	Class R6	Retirement Class
Management Fees (as a percentage of Assets)		0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.08%	0.03%	0.28%
Acquired Fund Fees and Expenses	[1],[2]	0.46%	0.46%	0.46%
Expenses (as a percentage of Assets)		0.79%	0.49%	0.74%
Fee Waiver or Reimbursement	[3]	(0.08%)	(0.03%)	(0.03%)
Net Expenses (as a percentage of Assets)		0.71%	0.46%	0.71%
Fee Waiver or Reimbursement over Assets, Date of Termination		September 30, 2026	September 30, 2026	September 30, 2026
[1]	Restated to reflect estimate for the current fiscal year.
[2]

“Acquired fund fees and expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which it invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly because they reduce Fund performance. Because “Acquired fund fees and expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial highlights in this Prospectus and the Fund’s Form N-CSR.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC (“Advisors”), has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.250% of average daily net assets for Class A shares; (ii) 0.000% of average daily net assets for Class R6 shares; and (iii) 0.250% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least September 30, 2026, unless changed with approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before fee waivers and/or expense reimbursements, remain the same. The example assumes that the Fund’s fee waiver and/or expense reimbursement arrangements will each remain in place for the duration noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Nuveen Managed Allocation Fund - USD ($)	Class A	Class R6	Retirement Class
Expense Example, with Redemption, 1 Year	$ 643	$ 47	$ 73
Expense Example, with Redemption, 3 Years	805	154	234
Expense Example, with Redemption, 5 Years	981	271	409
Expense Example, with Redemption, 10 Years	$ 1,490	$ 613	$ 916

Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, as applicable, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended May 31, 2025, the Fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Portfolio Turnover, Rate	11.00%
Nuveen Managed Allocation Fund | Class A
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Managed Allocation Fund | Class R6
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.
Nuveen Managed Allocation Fund | Retirement Class
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Restated to reflect estimate for the current fiscal year.